CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unallocated Employee Stock Ownership Plan Shares [Member]	Total
Balance at Jun. 30, 2013	$ 38	$ 21,478	$ (26,690)	$ 37,744	$ (742)		$ 31,828
Net Income				920			920
Other comprehensive income (loss)					322		322
Purchase of treasury stock			(10)				(10)
Increase in Unallocated ESOP shares						(950)	(950)
Expense for stock options vested		7					7
Cash dividends declared				(329)			(329)
Balance at Jun. 30, 2014	38	21,485	(26,700)	38,335	(420)	(950)	31,788
Net Income				1,347			1,347
Other comprehensive income (loss)					(41)		(41)
Purchase of treasury stock			(186)				(186)
Increase in Unallocated ESOP shares						(548)	(548)
Release of ESOP shares						12	12
Cash dividends declared				(329)			(329)
Balance at Jun. 30, 2015	38	21,485	(26,886)	39,353	(461)	(1,486)	32,043
Net Income				1,325			1,325
Other comprehensive income (loss)					223		223
Purchase of treasury stock			(19)				(19)
Increase in Unallocated ESOP shares						(50)	(50)
Release of ESOP shares						52	52
Cash dividends declared				(489)			(489)
Balance at Jun. 30, 2016	$ 38	$ 21,485	$ (26,905)	$ 40,189	$ (238)	$ (1,484)	$ 33,085